Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following tables and discussion summarize the relationship between NEO compensation actually paid (“Compensation Actually Paid”) and our financial performance results for our last four completed fiscal years, calculated in the manner required by Item 402(v) of Regulation
S-K.
The tables and the associated narrative and graphical disclosure should be viewed together for a more complete presentation of such relationship over the time periods presented.
The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis on page 26 of this proxy statement.

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO (2)(3)		Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (2)(3)		Total Shareholder Return (8)	Peer Group Total Shareholder Return (8)	Net Income (in thousands)	Core Operating Earnings Per Share (9)

2023	$9,269,035	$9,530,042	(4)	$2,479,595	$2,586,810	(4)	$125.99	$117.03	$370,867	$3.93

2022	$8,649,788	$6,276,760	(5)	$2,291,627	$1,608,823	(5)	$112.72	$104.46	$488,035	$3.62

2021	$7,026,315	$14,742,502	(6)	$2,374,789	$3,894,473	(6)	$130.41	$119.43	$366,288	$3.68

2020	$4,944,744	$4,451,284	(7)	$2,138,002	$1,942,653	(7)	$76.09	$72.36	$47,317	$2.97
(1) NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEOs

2023	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Roth and Mr. Wibbenmeyer

2022	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. James D. Thompson, and Mr. Roth

2021	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. James D. Thompson, and Mr. Dan M. Chandler

2020	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. James D. Thompson, and Mr. Dan M. Chandler
(2) The dollar amounts reported represent the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules, but do not reflect the actual amount of compensation received by our PEO (CEO) or other NEOs during the applicable year. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for restricted share awards (excluding performance share awards), closing price on applicable year-end
date(s) or, in the case of vesting dates, the actual vesting price, (b) for performance share awards that are not market based, the same valuation methodology as restricted share awards above except year-end
values are multiplied times the probability of achievement as of each such date, and (c) for market-based performance share awards the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
dates.
(3) For the portion of “Compensation Actually Paid” that is based on year-end
stock prices, the following prices were used: $67.00, $62.50, $75.35, $45.59, and $63.09 for year-end
2023, 2022, 2021, 2020, and 2019, respectively.
(4) 2023 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2023 Summary Compensation Table (SCT)	$9,269,035	$2,479,595

Less, value of Stock Awards reported in SCT	($5,536,918)	($1,265,942)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$5,517,908	$1,263,196

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$216,704	$72,835

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$63,313	$37,126

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$261,007	$107,215

Compensation Actually Paid for Fiscal Year 2023	$9,530,042	$2,586,810
(5) 2022 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$8,649,788	$2,291,627

Less, value of Stock Awards reported in SCT	($5,184,152)	($1,212,490)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,567,311	$1,085,215

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,288,996)	($384,424)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($467,191)	($171,104)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($2,373,028)	($682,803)

Compensation Actually Paid for Fiscal Year 2022	$6,276,760	$1,608,823
(6) 2021 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,026,315	$2,374,789

Less, value of Stock Awards reported in SCT	($3,950,257)	($1,420,337)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,830,287	$2,153,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$2,664,658	$790,463

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,171,500	$608,353

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	($611,977)

Total Adjustments	$7,716,187	$1,519,684

Compensation Actually Paid for Fiscal Year 2021	$14,742,502	$3,894,473
(7) 2020 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2020 Summary Compensation Table (SCT)	$4,944,744	$2,138,002

Less, value of Stock Awards reported in SCT	($3,588,410)	($1,332,018)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,811,435	$1,043,604

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$56,637	($40,231)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$226,878	$133,297

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($493,460)	($195,349)

Compensation Actually Paid for Fiscal Year 2020	$4,451,284	$1,942,653
(8) Regency and peer group Total Shareholder Return reflects the FTSE Nareit Shopping Center Index. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
(9) For 2023 and 2022, Adjusted Core Operating Earnings Per Share was utilized as the Company’s Selected Measure, to eliminate the impact of COVID related collections and/or prior period recoveries. Core Operating Earnings per Share is a non-GAAP
financial measure. See Appendix A for reconciliations of GAAP to non-GAAP
financial measures.

Company Selected Measure Name	Core Operating Earnings Per Share
Named Executive Officers, Footnote

Year	PEO	Non-PEOs

2023	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Roth and Mr. Wibbenmeyer

2022	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. James D. Thompson, and Mr. Roth

2021	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. James D. Thompson, and Mr. Dan M. Chandler

2020	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. James D. Thompson, and Mr. Dan M. Chandler

Peer Group Issuers, Footnote	Regency and peer group Total Shareholder Return reflects the FTSE Nareit Shopping Center Index. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.
PEO Total Compensation Amount	$ 9,269,035	$ 8,649,788	$ 7,026,315	$ 4,944,744
PEO Actually Paid Compensation Amount	$ 9,530,042	6,276,760	14,742,502	4,451,284
Adjustment To PEO Compensation, Footnote
(4) 2023 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2023 Summary Compensation Table (SCT)	$9,269,035	$2,479,595

Less, value of Stock Awards reported in SCT	($5,536,918)	($1,265,942)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$5,517,908	$1,263,196

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$216,704	$72,835

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$63,313	$37,126

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$261,007	$107,215

Compensation Actually Paid for Fiscal Year 2023	$9,530,042	$2,586,810
(5) 2022 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$8,649,788	$2,291,627

Less, value of Stock Awards reported in SCT	($5,184,152)	($1,212,490)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,567,311	$1,085,215

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,288,996)	($384,424)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($467,191)	($171,104)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($2,373,028)	($682,803)

Compensation Actually Paid for Fiscal Year 2022	$6,276,760	$1,608,823
(6) 2021 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,026,315	$2,374,789

Less, value of Stock Awards reported in SCT	($3,950,257)	($1,420,337)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,830,287	$2,153,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$2,664,658	$790,463

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,171,500	$608,353

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	($611,977)

Total Adjustments	$7,716,187	$1,519,684

Compensation Actually Paid for Fiscal Year 2021	$14,742,502	$3,894,473
(7) 2020 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2020 Summary Compensation Table (SCT)	$4,944,744	$2,138,002

Less, value of Stock Awards reported in SCT	($3,588,410)	($1,332,018)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,811,435	$1,043,604

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$56,637	($40,231)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$226,878	$133,297

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($493,460)	($195,349)

Compensation Actually Paid for Fiscal Year 2020	$4,451,284	$1,942,653

Non-PEO NEO Average Total Compensation Amount	$ 2,479,595	2,291,627	2,374,789	2,138,002
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,586,810	1,608,823	3,894,473	1,942,653
Adjustment to Non-PEO NEO Compensation Footnote
(4) 2023 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2023 Summary Compensation Table (SCT)	$9,269,035	$2,479,595

Less, value of Stock Awards reported in SCT	($5,536,918)	($1,265,942)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$5,517,908	$1,263,196

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$216,704	$72,835

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$63,313	$37,126

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$261,007	$107,215

Compensation Actually Paid for Fiscal Year 2023	$9,530,042	$2,586,810
(5) 2022 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$8,649,788	$2,291,627

Less, value of Stock Awards reported in SCT	($5,184,152)	($1,212,490)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,567,311	$1,085,215

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,288,996)	($384,424)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($467,191)	($171,104)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($2,373,028)	($682,803)

Compensation Actually Paid for Fiscal Year 2022	$6,276,760	$1,608,823
(6) 2021 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,026,315	$2,374,789

Less, value of Stock Awards reported in SCT	($3,950,257)	($1,420,337)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,830,287	$2,153,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$2,664,658	$790,463

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,171,500	$608,353

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	($611,977)

Total Adjustments	$7,716,187	$1,519,684

Compensation Actually Paid for Fiscal Year 2021	$14,742,502	$3,894,473
(7) 2020 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2020 Summary Compensation Table (SCT)	$4,944,744	$2,138,002

Less, value of Stock Awards reported in SCT	($3,588,410)	($1,332,018)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$2,811,435	$1,043,604

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$56,637	($40,231)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$226,878	$133,297

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($493,460)	($195,349)

Compensation Actually Paid for Fiscal Year 2020	$4,451,284	$1,942,653

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following unranked list of performance measures reflects the Company’s most important performance measures used by our Company to link Compensation Actually Paid for fiscal 2023 to our performance. Each of these financial performance measures is further described and defined in the Compensation Discussion and Analysis section of this proxy statement.
Most Important Performance Measures for 2023

Adjusted Core Operating Earnings Per Share (Company-Selected Measure)

Corporate Responsibility Objectives

Relative Total Shareholder Return

Total Shareholder Return Amount	$ 125.99	112.72	130.41	76.09
Peer Group Total Shareholder Return Amount	117.03	104.46	119.43	72.36
Net Income (Loss)	$ 370,867,000	$ 488,035,000	$ 366,288,000	$ 47,317,000
Company Selected Measure Amount	3.93	3.62	3.68	2.97
PEO Name	Ms. Palmer	Ms. Palmer	Ms. Palmer	Ms. Palmer
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Core Operating Earnings Per Share (Company-Selected Measure)
Non-GAAP Measure Description	For 2023 and 2022, Adjusted Core Operating Earnings Per Share was utilized as the Company’s Selected Measure, to eliminate the impact of COVID related collections and/or prior period recoveries. Core Operating Earnings per Share is a non-GAAP
financial measure. See Appendix A for reconciliations of GAAP to non-GAAP
	financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Corporate Responsibility Objectives
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,536,918)	$ (5,184,152)	$ (3,950,257)	$ (3,588,410)
PEO | Year End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,517,908	4,567,311	7,830,287	2,811,435
PEO | Change in Fair Value of Prior Year awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,704	(1,288,996)	2,664,658	56,637
PEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value (from prior yearend) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,313	(467,191)	1,171,500	226,878
PEO | Prior Year Fair Value of Prior Year awards that Failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,007	(2,373,028)	7,716,187	(493,460)
Non-PEO NEO | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,265,942)	(1,212,490)	(1,420,337)	(1,332,018)
Non-PEO NEO | Year End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,263,196	1,085,215	2,153,181	1,043,604
Non-PEO NEO | Change in Fair Value of Prior Year awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,835	(384,424)	790,463	(40,231)
Non-PEO NEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value (from prior yearend) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,126	(171,104)	608,353	133,297
Non-PEO NEO | Prior Year Fair Value of Prior Year awards that Failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(611,977)	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 107,215	$ (682,803)	$ 1,519,684	$ (195,349)